Current and deferred income tax and social contribution - Amounts recognized in profit or loss for the period (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current and deferred income tax and social contribution
Current income tax and social contribution	R$ (106,625)	R$ (52,441)	R$ (13,166)
Provision for impairment losses on loans and advances	111,967	186,178	34,261
Provision for contingencies	2,944	929	890
Adjustment of financial assets to fair value	3,806	26,270	17,945
Other temporary differences	54,245	(30,708)	(34,720)
Hedge transactions	(11,284)	8,986	8,553
Tax Losses carried forward	109,441	36,779	23,946
Deferred tax expense (income) recognised in profit or loss	271,119	228,434	50,875
Income tax benefit	R$ 164,494	R$ 175,993	R$ 37,709